Condensed Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-current assets
Intangible assets	kr 481,310	kr 461,367	kr 16,066
Equipment	1,078	163	93
Right-of-use assets	7,759	5,244	4,782
Non-current financial assets	3,942	2,225	1,938
Deferred tax assets	885	600	197
Total non-current assets	494,973	469,599	23,076
Current assets
Other current assets	27,276	40,547	4,267
Cash	709,306	996,304	1,459,569
Total current assets	736,582	1,036,851	1,463,836
TOTAL ASSETS	1,231,555	1,506,450	1,486,912
Equity
Share capital	1,998	1,998	1,918
Additional paid-in capital	2,141,445	2,133,179	2,036,378
Retained earnings, including net loss for the period	(1,205,601)	(924,686)	(613,180)
Equity attributable to equity holders of the Parent Company	937,842	1,210,491	1,425,116
Non-controlling interests	32,860	45,809	0
Total equity	970,702	1,256,300	1,425,116
Non-current liabilities
Provisions	60,945	55,361	603
Pension Liabilities	5,520	8,296
Deferred tax liabilities	68,849	79,996
Other non-current liabilities	3,478	878	1,671
Total non-current liabilities	138,792	144,531	2,274
Current liabilities
Accounts payable	59,263	53,827	29,520
Other current liabilities	8,991	10,406	5,161
Accrued expenses and deferred revenue	53,806	41,386	24,841
Total current liabilities	122,060	105,619	59,522
TOTAL EQUITY AND LIABILITIES	kr 1,231,555	kr 1,506,450	kr 1,486,912